Related Party Transactions	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Related Party Transactions
16.	RELATED PARTY TRANSACTIONS
During the years ended December 31, 2021, 2022 and 2023, other than disclosed elsewhere, the Group had the following material related party transactions and balances.
The table below sets forth the major related parties and their relationships with the Group:

Related Party	Relationship with the Group
JYBD	An affiliate of the Group
Plus	An affiliate of the Group
Plus(US)	An affiliate of the Group
Plus(CN)	An affiliate of the Group
Dai WJ Holding limited (DWJ)	An entity controlled by a shareholder of the Group
Liu XF Holdings Limited (LXF)	An entity controlled by a shareholder of the Group
Tang TG Holdings Limited (TTG)	An entity controlled by a shareholder of the Group
Geng XF Holding Limited (GXF)	An entity controlled by a shareholder of the Group
For the years ended December 31, 2021, 2022 and 2023, services provided to related parties were nil, RMB300 and RMB104, respectively:

	Years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Value-added service revenue from JYBD	—	300	104

Total	—	300	104

For the years ended December 31, 2021, 2022 and 2023, services provided by related parties were RMB12,500, RMB7,500 and nil, respectively:

	Years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Service fee to JYBD	12,500	7,500	—

Total	12,500	7,500	—

As of December 31, 2022 and 2023, amounts due to related parties were RMB122,152 and nil, respectively, and details are as follows:

	As of December 31,
	2022	2023
	RMB	RMB
Current liabilities:
Consideration payable for repurchase of ordinary shares from DWJ	62,953	—
Consideration payable for repurchase of ordinary shares from LXF	17,412	—
Consideration payable for repurchase of ordinary shares from TTG	27,858	—
Consideration payable for repurchase of ordinary shares from GXF	13,929	—

Total	122,152	—

In addition, the Group has made equity or debt investments to related parties during the years ended December 31, 2021, 2022 and 2023. The agreements for equity or debt investments were entered into by the parties involved and conducted on fair value basis. These transactions with related parties were included in Note 9.